Segment Reporting (Details) - Schedule of Revenue by Major Merchandise or Services Categories - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Revenue by Major Merchandise or Services Categories [Line Items]
Total revenue	$ 38,530,773	$ 45,598,620	$ 66,232,757
Packaging products [Member]
Schedule of Revenue by Major Merchandise or Services Categories [Line Items]
Total revenue	22,348,633	23,065,859	36,256,189
Corrugated products [Member]
Schedule of Revenue by Major Merchandise or Services Categories [Line Items]
Total revenue	11,833,698	16,977,098	23,986,957
Packaging products supply chain management solutions [Member]
Schedule of Revenue by Major Merchandise or Services Categories [Line Items]
Total revenue	$ 4,348,442	$ 5,555,663	$ 5,989,611